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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21208

                         Oppenheimer Select Value Fund
                         -----------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
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               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: April 30

                      Date of reporting period: 07/29/2011
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ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS July 29, 2011* (Unaudited)

                                                         Shares         Value
                                                      -----------   -------------
COMMON STOCKS--96.5%
CONSUMER DISCRETIONARY--10.8%
AUTOMOBILES--2.3%
Ford Motor Co.(1)                                         585,440   $   7,148,222
HOUSEHOLD DURABLES--1.4%
Mohawk Industries, Inc.(1)                                 84,350       4,388,731
MEDIA--4.6%
Comcast Corp., Cl. A                                      290,762       6,984,103
Viacom, Inc., Cl. B                                       155,537       7,531,102
                                                                    -------------
                                                                       14,515,205
SPECIALTY RETAIL--2.5%
Talbots, Inc. (The)(1)                                  2,328,080       8,055,157
CONSUMER STAPLES--6.9%
BEVERAGES--2.7%
Coca-Cola Co. (The)                                       127,470       8,669,235
FOOD PRODUCTS--2.1%
Adecoagro SA(1)                                           595,092       6,754,294
HOUSEHOLD PRODUCTS--2.1%
Church & Dwight Co., Inc.                                 161,470       6,513,700
ENERGY--14.8%
ENERGY EQUIPMENT & SERVICES--0.7%
C&J Energy Services, Inc.(1)                               10,690         326,045
Nabors Industries Ltd.(1)                                  70,310       1,856,887
                                                                    -------------
                                                                        2,182,932
OIL, GAS & CONSUMABLE FUELS--14.1%
Apache Corp.                                               30,790       3,809,339
Bill Barrett Corp.(1)                                     127,860       6,362,314
Chevron Corp.                                             112,899      11,743,754
Noble Energy, Inc.                                         65,729       6,551,867
Penn West Petroleum Ltd.                                  157,840       3,521,410
Royal Dutch Shell plc, ADR                                103,370       7,603,897
Whiting Petroleum Corp.(1)                                 85,100       4,986,860
                                                                    -------------
                                                                       44,579,441
FINANCIALS--18.9%
CAPITAL MARKETS--5.7%
Goldman Sachs Group, Inc. (The)                            77,780      10,497,967
State Street Corp.                                        182,270       7,558,737
                                                                    -------------
                                                                       18,056,704
COMMERCIAL BANKS--8.2%
CIT Group, Inc.(1)                                        205,440       8,164,186
M&T Bank Corp.                                             81,850       7,058,744
PNC Financial Services Group, Inc.                         93,780       5,091,316
U.S. Bancorp                                              211,770       5,518,726
                                                                    -------------
                                                                       25,832,972
DIVERSIFIED FINANCIAL SERVICES--2.0%
JPMorgan Chase & Co.                                      153,648       6,215,062
INSURANCE--3.0%
MetLife, Inc.                                             234,774       9,675,037

                        1 | OPPENHEIMER SELECT VALUE FUND

Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS July 29, 2011* (Unaudited)

                                                         Shares         Value
                                                      -----------   -------------
HEALTH CARE--11.0%
BIOTECHNOLOGY--2.9%
Gilead Sciences, Inc.(1)                                  173,750   $   7,360,050
NPS Pharmaceuticals, Inc.(1)                              193,090       1,865,249
                                                                    -------------
                                                                        9,225,299
HEALTH CARE EQUIPMENT & SUPPLIES--2.4%
Medtronic, Inc.                                           208,790       7,526,880
HEALTH CARE PROVIDERS & SERVICES--4.7%
HCA Holdings, Inc.(1)                                      97,470       2,600,500
Humana, Inc.                                              166,170      12,392,959
                                                                    -------------
                                                                       14,993,459
PHARMACEUTICALS--1.0%
Warner Chilcott plc, Cl. A                                152,200       3,199,244
INDUSTRIALS--12.3%
AEROSPACE & DEFENSE--5.3%
AerCap Holdings NV(1)                                   1,370,836      16,888,700
AIRLINES--1.5%
United Continental Holdings, Inc.(1)                      259,840       4,708,301
CONSTRUCTION & ENGINEERING--1.4%
Great Lakes Dredge & Dock Co.                             775,150       4,612,143
MACHINERY--4.1%
Ingersoll-Rand plc                                        171,900       6,432,498
WABCO Holdings, Inc.(1)                                   102,440       6,458,842
                                                                    -------------
                                                                       12,891,340
INFORMATION TECHNOLOGY--8.2%
COMMUNICATIONS EQUIPMENT--0.8%
Juniper Networks, Inc.(1)                                 106,220       2,484,486
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.3%
Xilinx, Inc.                                              227,910       7,315,911
SOFTWARE--5.1%
Microsoft Corp.                                           352,770       9,665,898
Oracle Corp.                                              209,840       6,416,907
                                                                    -------------
                                                                       16,082,805
MATERIALS--8.2%
CHEMICALS--5.0%
Celanese Corp., Series A                                  159,565       8,796,818
Mosaic Co. (The)                                           98,710       6,980,771
                                                                    -------------
                                                                       15,777,589
CONTAINERS & PACKAGING--3.2%
Rock-Tenn Co., Cl. A                                      163,730      10,062,846
TELECOMMUNICATION SERVICES--1.1%
WIRELESS TELECOMMUNICATION SERVICES--1.1%
Vodafone Group plc, Sponsored ADR                         124,410       3,495,921
UTILITIES--4.3%
ELECTRIC UTILITIES--2.0%
Edison International, Inc.                                171,760       6,538,899
ENERGY TRADERS--2.3%
GenOn Energy, Inc.(1)                                   1,861,560       7,241,468

                        2 | OPPENHEIMER SELECT VALUE FUND

Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS July 29, 2011* (Unaudited)

                                                        Shares          Value
                                                      -----------   -------------
Total Common Stocks (Cost $287,149,626)                             $ 305,631,983
INVESTMENT COMPANY--5.2%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.13% (2,3) (Cost $16,275,434)                         16,275,434      16,275,434
Total Investments, at Value (Cost $303,425,060)             101.7%    321,907,417
Liabilities in Excess of Other Assets                        (1.7)     (5,244,980)
                                                      -----------   -------------
Net Assets                                                  100.0%  $ 316,662,437
                                                      ===========   =============

Footnotes to Statement of Investments

* July 29, 2011 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1.   Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended July 29, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES             GROSS         GROSS           SHARES
                                                      APRIL 29, 2011(1)    ADDITIONS     REDUCTIONS     JULY 29, 2011
                                                      -----------------   -----------   ------------   ---------------
Oppenheimer Institutional Money Market Fund, Cl. E            4,166,481    47,378,646     35,269,693        16,275,434

                                                         VALUE         INCOME
                                                      -----------   -------------
Oppenheimer Institutional Money Market Fund, Cl. E    $16,275,434   $       5,708

1. April 29, 2011 represents the last business day of the Fund's 2011 fiscal year.

3.   Rate shown is the 7-day yield as of July 29, 2011.

                        3 | OPPENHEIMER SELECT VALUE FUND

Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS July 29, 2011* (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of July 29, 2011 based on valuation input level:

                                                                           LEVEL 3--
                                       LEVEL 1--         LEVEL 2--       SIGNIFICANT
                                      UNADJUSTED     OTHER SIGNIFICANT   UNOBSERVABLE
                                     QUOTED PRICES   OBSERVABLE INPUTS      INPUTS          VALUE
                                     -------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary            $  34,107,315   $              --   $         --   $   34,107,315
   Consumer Staples                     21,937,229                  --             --       21,937,229
   Energy                               46,762,373                  --             --       46,762,373
   Financials                           59,779,775                  --             --       59,779,775
   Health Care                          34,944,882                  --             --       34,944,882
   Industrials                          39,100,484                  --             --       39,100,484
   Information Technology               25,883,202                  --             --       25,883,202
   Materials                            25,840,435                  --             --       25,840,435
   Telecommunication Services            3,495,921                  --             --        3,495,921
   Utilities                            13,780,367                  --             --       13,780,367
Investment Company                      16,275,434                  --             --       16,275,434
                                     -------------   -----------------   ------------   --------------
Total Assets                         $ 321,907,417   $              --   $         --   $  321,907,417
                                     -------------   -----------------   ------------   --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY AND ANNUAL PERIODS. Since July 29, 2011 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

Since April 29, 2011 represents the last day during the Fund's 2011 fiscal year on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

                        4 | OPPENHEIMER SELECT VALUE FUND

Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS July 29, 2011* (Unaudited)

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses,

                        5 | OPPENHEIMER SELECT VALUE FUND

Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS July 29, 2011* (Unaudited)

including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 29, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $  305,623,176
                                                      ==============

Gross unrealized appreciation                         $   33,390,106
Gross unrealized depreciation                            (17,105,865)
                                                      --------------
Net unrealized appreciation                           $   16,284,241
                                                      ==============

                        6 | OPPENHEIMER SELECT VALUE FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/29/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Select Value Fund

By: /s/ William F. Glavin, Jr.
    --------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 09/13/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    --------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 09/13/2011

By: /s/ Brian W. Wixted
    --------------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 09/13/2011